SIGNIFICANT ACCOUNTING POLICIES (Accrued Post-employment Benefit) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Employee severance
Percentage rate used to calculate the amount of the monthly deposit for accrued severance payments under Section 14 of Israel's Severance Pay Law	8.33%	8.33%	8.33%
Employee severance expense	$ 2,512	$ 2,711	$ 2,405
Postretirement Plans Actuarial Calculation
Accumulated benefit obligation	4,316	4,244
Change in projected benefit obligation
Projected benefit obligation at beginning of year	4,526	5,009
Service cost	409	409
Interest cost	25	29
Actuarial loss	700	149
Currency exchange rate changes	(614)	(867)
Benefits paid	(307)	(203)
Projected benefit obligation at end of year	4,739	4,526	5,009
Net periodic benefit cost
Service cost	409	409
Interest cost	25	29
Net periodic benefit cost	434	438
Amounts recognized in accumulated other comprehensive income
Net actuarial loss, net of taxes	(451)	(89)
Accumulated other comprehensive loss, net of taxes	(730)	(279)
Assumptions used to calculate amounts above
Discount rate	0.40%	0.60%	0.70%
Rate of compensation increase	1.00%	1.00%	1.00%
Schedule of expected benefit payments
2015	135
2016	211
2017	400
2018	236
2019	296
Thereafter	$ 3,645